Property and Equipment (Details 1) (USD $)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Opening Balance Gross Fixed Assets	$ 496,000
2014 Additions Gross Fixed Assets	1,202,000
Depreciation expense Gross Fixed Assets	0
Closing Balance Gross Fixed Assets	1,698,000
Opening Balance Accumulated Depreciation	(351,000)
2014 Additions Accumulated Depreciation	0
Depreciation expense Accumulated Depreciation	(127,000)
Closing Balance Accumulated Depreciation	(478,000)
Opening Balance Property and Equipment, net	145,000
2014 Additions Property and Equipment, net	1,202,000
Depreciation expense Property and Equipment, net	(127,000)
Closing Balance Property and Equipment, net	$ 1,220,000